Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements
Schedule of Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$83,626	$303,967	$18,287	$—	$405,880
Restricted cash	—	5,000	—	—	5,000
Accounts receivable, net	2,032	78,949	13	(244)	80,750
Spare parts and supplies, net	—	27,552	—	—	27,552
Deferred tax assets, net	704	16,971	—	—	17,675
Prepaid expenses and other	—	35,001	—	—	35,001
Total	86,362	467,440	18,300	(244)	571,858

Property and equipment at cost	—	1,299,757	18,456	—	1,318,213
Less accumulated depreciation and amortization	—	(249,495)	—	—	(249,495)
Property and equipment, net	—	1,050,262	18,456	—	1,068,718
Long-term prepayments and other	1,695	53,934	—	—	55,629
Deferred tax assets, net	8,439	27,937	—	—	36,376
Goodwill and other intangible assets, net	—	133,243	—	—	133,243
Intercompany receivable	33,110	—	—	(33,110)	—
Investment in consolidated subsidiaries	242,290	—	—	(242,290)	—
TOTAL ASSETS	$371,896	$1,732,816	$36,756	$(275,644)	$1,865,824

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$292	$81,758	$278	$(244)	$82,084
Air traffic liability	—	386,677	1,969	—	388,646
Other accrued liabilities	1,310	73,518	—	—	74,828
Current maturities of long-term debt and capital lease obligations	—	108,232	—	—	108,232
Total	1,602	650,185	2,247	(244)	653,790
Long-term debt, less discount, and capital lease obligations	72,677	480,332	—	—	553,009
Intercompany payable	—	33,110	—	(33,110)	—
Other liabilities and deferred credits:
Accumulated pension and other postretirement benefit obligations	—	352,460	—	—	352,460
Other liabilities and deferred credits	—	37,963	—	—	37,963
Total	—	390,423	—	—	390,423
Shareholders’ equity	297,617	178,766	34,509	(242,290)	268,602
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$371,896	$1,732,816	$36,756	$(275,644)	$1,865,824

Condensed Consolidating Balance Sheets

December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$97,219	$205,656	$1,240	$—	$304,115
Restricted cash	—	30,930	—	—	30,930
Accounts receivable, net	22,223	72,084	7	(150)	94,164
Spare parts and supplies, net	—	23,595	—	—	23,595
Deferred tax assets, net	—	15,336	—	—	15,336
Prepaid expeness and other	—	31,391	—	—	31,391
Total	119,442	378,992	1,247	(150)	499,531
Property and equipment:	—	910,726	—	—	910,726
Less accumulated depreciation and amortization	—	(181,599)	—	—	(181,599)
Property and equipment, net	—	729,127	—	—	729,127
Long-term prepayments and other	2,211	45,110	—	—	47,321
Deferred tax assets, net	4,389	55,130	—	—	59,519
Goodwill and other intangible assets, net	—	152,031	—	—	152,031
Intercompany receivable	42,360	—	—	(42,360)	—
Investment in consolidated subsidiaries	149,406	—	—	(149,406)	—
TOTAL ASSETS	$317,808	$1,360,390	$1,247	$(191,916)	$1,487,529

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$202	$80,405	$179	$(150)	$80,636
Air traffic liability	—	301,917	1,465	—	303,382
Other accrued liabilities	1,295	65,972	—	—	67,267
Current maturities of long-term debt and capital lease obligations	—	37,535	—	—	37,535
Total	1,497	485,829	1,644	(150)	488,820
Long-term debt, less discount, and capital lease obligations	69,196	355,240	—	—	424,436
Intercompany payable	—	42,360	—	(42,360)	—
Other liabilities and deferred credits:
Accumulated pension and other postretirement benefit obligations	—	320,742	—	—	320,742
Other liabilities and deferred credits	—	30,655	—	—	30,655
Total	—	351,397	—	—	351,397
Shareholders’ Equity	247,115	125,564	(397)	(149,406)	222,876
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$317,808	$1,360,390	$1,247	$(191,916)	$1,487,529

Schedule of Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,962,571	$41	$(259)	$1,962,353
Operating Expenses:
Aircraft fuel, including taxes and oil	—	631,741	—	—	631,741
Wages and benefits	—	376,574	—	—	376,574
Aircraft rent	—	98,786	—	—	98,786
Maintenance materials and repairs	—	183,552	—	—	183,552
Aircraft and passenger servicing	—	103,825	—	—	103,825
Commissions and other selling	—	114,366	—	(42)	114,324
Depreciation and amortization	—	85,599	—	—	85,599
Other rentals and landing fees	—	85,623	—	—	85,623
Other	4,712	148,300	136	(217)	152,931
Total	4,712	1,828,366	136	(259)	1,832,955
Operating Income (Loss)	(4,712)	134,205	(95)	—	129,398
Nonoperating Income (Expense):
Undistributed net income of subsidiaries	61,388	—	—	(61,388)	—
Interest expense and amortization of debt discounts and issuance costs	(8,330)	(35,192)	—	—	(43,522)
Interest income	114	466	—	—	580
Capitalized interest	—	10,524	—	—	10,524
Losses on fuel derivatives	—	(11,330)	—	—	(11,330)
Other, net	—	136	—	—	136
Total	53,172	(35,396)	—	(61,388)	(43,612)
Income (Loss) Before Income Taxes	48,460	98,809	(95)	(61,388)	85,786
Income tax expense (benefit)	(4,777)	37,326	—	—	32,549
Net Income (Loss)	$53,237	$61,483	$(95)	$(61,388)	$53,237
Comprehensive Income (Loss)	$53,237	$49,769	$(95)	$(61,388)	$41,523

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,650,616	$17	$(174)	$1,650,459
Operating Expenses:
Aircraft fuel, including taxes and oil	—	513,284	—	—	513,284
Wages and benefits	—	321,241	—	—	321,241
Aircraft rent	—	112,883	—	—	112,883
Maintenance materials and repairs	—	169,851	—	—	169,851
Aircraft and passenger servicing	—	82,250	—	—	82,250
Commissions and other selling	—	96,290	—	(26)	96,264
Depreciation and amortization	—	66,262	—	—	66,262
Other rentals and landing fees	—	72,445	—	—	72,445
Other	4,467	121,278	85	(148)	125,682
Lease termination charges	—	70,014	—	—	70,014
Total	4,467	1,625,798	85	(174)	1,630,176
Operating Income (Loss)	(4,467)	24,818	(68)	—	20,283
Nonoperating Income (Expense):
Undistributed net income of subsidiaries	2,654	—	—	(2,654)	—
Interest expense and amortization of debt discounts and issuance costs	(6,209)	(18,312)	—	—	(24,521)
Interest income	128	1,386	—	—	1,514
Capitalized interest	—	7,771	—	—	7,771
Losses on fuel derivatives	—	(6,862)	—	—	(6,862)
Other, net	—	733	—	—	733
Total	(3,427)	(15,284)	—	(2,654)	(21,365)
Income (Loss) Before Income Taxes	(7,894)	9,534	(68)	(2,654)	(1,082)
Income tax expense (benefit)	(5,245)	6,812	—	—	1,567
Net Income (Loss)	$(2,649)	$2,722	$(68)	$(2,654)	$(2,649)
Comprehensive Loss	$(2,649)	$(64,339)	$(68)	$(2,654)	$(69,710)

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2010

	Year ended December 31, 2010
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,310,195	$50	$(152)	$1,310,093

Operating Expenses:
Aircraft fuel, including taxes and oil	—	322,999	—	—	322,999
Wages and benefits	—	297,567	—	—	297,567
Aircraft rent	—	112,721	—	—	112,721
Maintenance materials and repairs	—	123,975	—	—	123,975
Aircraft and passenger servicing	—	62,160	—	—	62,160
Commissions and other selling	—	78,223	23	(49)	78,197
Depreciation and amortization	—	57,712	—	—	57,712
Other rentals and landing fees	—	57,833	—	—	57,833
Other	4,098	101,509	147	(103)	105,651
Total	4,098	1,214,699	170	(152)	1,218,815

Operating Income (Loss)	(4,098)	95,496	(120)	—	91,278

Nonoperation Income (Expense):
Undistributed net income of subsidiaries	108,119	—	—	(108,119)	—
Interest expense and amortization of debt discounts and issuance costs	—	(16,835)	—	—	(16,835)
Interest income	98	3,536	—	—	3,634
Capitalized interest	—	2,665	—	—	2,665
Gains on fuel derivatives	—	641	—	—	641
Gains on investments	—	1,168	—	—	1,168
Other, net	—	(562)	—	—	(562)
Total	108,217	(9,387)	—	(108,119)	(9,289)

Income (Loss) Before Income Taxes	104,119	86,109	(120)	(108,119)	81,989

Income tax benefit	(6,136)	(22,130)	—	—	(28,266)

Net Income (Loss)	$110,255	$108,239	$(120)	$(108,119)	$110,255
Comprehensive Income (Loss)	$110,255	$104,417	$(120)	$(108,119)	$106,433

Schedule of Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By Operating Activities:	$10,669	$299,845	$503	$—	$311,017

Cash Flows From Investing Activities:
Net payments to subsidiaries	(25,750)	—	—	25,750	—
Additions to property and equipment, including pre-delivery deposits	—	(272,243)	(18,456)	—	(290,699)
Net cash used in investing activities	(25,750)	(272,243)	(18,456)	25,750	(290,699)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	—	—	—	1,488
Long-term borrowings	—	133,000	—	—	133,000
Repayments of long-term debt and capital lease obligations	—	(49,129)	—	—	(49,129)
Debt issuance costs	—	(3,828)	—	—	(3,828)
Net payments (to) from parent company	—	(9,250)	35,000	(25,750)	—
Other	—	(84)	—	—	(84)
Net cash provided by financing activities	1,488	70,709	35,000	(25,750)	81,447

Net increase (decrease) in cash and cash equivalents	(13,593)	98,311	17,047	—	101,765

Cash and cash equivalents - Beginning of Year	97,219	205,656	1,240	—	304,115

Cash and cash equivalents - End of Year	$83,626	$303,967	$18,287	$—	$405,880

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By (Used In) Operating Activities:	$(7,954)	$186,465	$253	$—	$178,764

Cash Flows From Investing Activities:
Net payments from subsidiaries	9,676	—	—	(9,676)	—
Additions to property and equipment, including pre-delivery deposits	—	(281,903)	—	—	(281,903)
Net cash provided by (used in) investing activities	9,676	(281,903)	—	(9,676)	(281,903)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	226	—	—	—	226
Convertible Notes:
Issuance of convertible notes	86,250	—	—	—	86,250
Purchase of call options and sale of common stock warrants, net	(19,504)	—	—	—	(19,504)
Proceeds from issuance of warrants	11,948	—	—	—	11,948
Long-term borrowings	—	132,000	—	—	132,000
Repayments of long-term debt and capital lease obligations	—	(80,023)	—	—	(80,023)
Debt issuance costs	(3,390)	(5,336)	—	—	(8,726)
Net payments to parent company	—	(9,676)	—	9,676	—
Other	—	46	—	—	46
Net cash provided by financing activities	75,530	37,011	—	9,676	122,217

Net increase (decrease) in cash and cash equivalents	77,252	(58,427)	253	—	19,078
				—
Cash and cash equivalents - Beginning of Year	19,967	264,083	987	—	285,037

Cash and cash equivalents - End of Year	$97,219	$205,656	$1,240	$—	$304,115

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

	Year ended December 31, 2010
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By (Used In) Operating Activities:	$(2,301)	$152,949	$(351)	$—	$150,297

Cash Flows From Investing Activities:
Net payments from subsidiaries	2,760	—	—	(2,760)	—
Additions to property and equipment, including pre-delivery deposits	—	(140,460)	—	—	(140,460)
Purchases of short-term investments	—	(109,623)	—	—	(109,623)
Sales of short and long-term investments	—	141,410	—	—	141,410
Net cash provided by (used in) investing activities	2,760	(108,673)	—	(2,760)	(108,673)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,477	—	—	—	1,477
Long-term borrowings	—	54,746	—	—	54,746
Treasury stock repurchase	(9,998)	—	—	—	(9,998)
Repayments of long-term debt and capital lease obligations	—	(101,176)	—	—	(101,176)
Debt issuance costs	—	(2,837)	—	—	(2,837)
Net payments to parent company	—	(2,760)	—	2,760	—
Other	—	463	—	—	463
Net cash used in financing activities	(8,521)	(51,564)	—	2,760	(57,325)

Net decrease in cash and cash equivalents	(8,062)	(7,288)	(351)	—	(15,701)
				—
Cash and cash equivalents - Beginning of Year	28,029	271,371	1,338	—	300,738

Cash and cash equivalents - End of Year	$19,967	$264,083	$987	$—	$285,037